Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cash Flows from Operating Activities:
Net (loss) income	$ (8,043,113)	$ (2,122,427)	$ 27,555,442
Less: net income (loss) from discontinued operations			28,488,305
Net loss from continuing operations	(8,043,113)	(2,122,427)	(932,863)
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrants	(275,055)	(282,232)	(1,088,443)
Issuance cost in connection with registered direct offerings			455,531
Share based compensation expenses	4,632,707	4,417	123,000
Reversal of provision for doubtful allowance		(1,422)
Depreciation of property and equipment	171,011	148,436	25,012
Loss from disposal of property and equipment	8,785	10,517
Amortization of intangible assets	37,713	13,966	4,297
Amortization of right of use assets	284,483	152,753
Equity investment loss	160,912	22,245
Changes in assets and liabilities:
Trade receivables	(201,594)	(47,597)	(129,666)
Inventories	66,694	76,506	(74,139)
Prepayments		57,380	(59,137)
Due from related parties	1,495
Other current assets	(129,586)	164,510	(240,722)
Other noncurrent assets	78,892	106,667	(13,632)
Trade payable	66,389	(38,218)	91,783
Unearned income	68,545	13,313
Income tax payable	144,095
Other current liabilities	(42,275)	(110,957)	130,809
Lease liabilities	(436,562)	(65,391)
Net cash used in operating activities from continuing operations	(3,406,464)	(1,897,534)	(1,708,170)
Net cash provided by (used in) operating activities from discontinued operations			651,061
Net cash used in operating activities	(3,406,464)	(1,897,534)	(1,057,109)
Cash Flows from Investing Activities:
Investment in asset acquisition			(586,313)
Purchases of property and equipment	(758,024)	(288,799)	(959,994)
Payment of deposits in property and equipment	(8,730,822)	(203,621)
Proceeds from disposal of property and equipment	(4,859)	126,865
Purchases of intangible assets			(78,621)
Collection of short-term investments	(10,992,462)	944,363
Investment in short-term investments	10,946,177		(4,104,188)
Loans to third parties	(16,652,671)
Collection of loans from a third party	832,538
Proceeds from disposal of Elite and its subsidiaries			1,750,000
Cash in connection with discontinued operations			45,122
Investments in joint ventures	(1,501,798)	(210,000)
Acquisition of a subsidiary, net of cash acquired		(2,369,775)
Net cash used in investing activities from continuing operations	(26,861,921)	(2,000,967)	(3,933,994)
Net cash used in investing activities from discontinued operations			(503,850)
Net cash used in investing activities	(26,861,921)	(2,000,967)	(4,437,844)
Cash Flows from Financing Activities:
Cash raised in private placement of ordinary shares	14,126,655		5,500,000
Cash raised in registered direct offering, net of transaction costs	34,067,715	4,540,350	4,118,233
Capital injection from shareholders	150,994
Net cash provided by financing activities from continuing operations	48,345,364	4,540,350	9,618,233
Net cash used in financing activities from discontinued operations			(124,592)
Net cash provided by financing activities	48,345,364	4,540,350	9,493,641
Effect of exchange rate changes on cash and cash equivalents	(2,230,304)	1,099	(291,223)
Increase in cash and cash equivalents	15,846,675	642,948	3,707,465
Cash and cash equivalents at beginning of year	5,311,693	4,668,745	961,280
Cash and cash equivalents at end of year	21,158,368	5,311,693	4,668,745
Supplemental disclosures of cash flow information:
Interest paid
Tax paid
Major non-cash transactions:
Issuance of ordinary shares for professional services	4,632,707	4,417	123,000
Issuance of ordinary shares for acquisition of a subsidiary		3,400,000
Issuance of ordinary shares for earn-out payment	$ 1,710,000